S-K 1603, SPAC Sponsor; Conflicts of Interest	Jun. 08, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to letter agreements with us, each of our initial shareholders, directors and officers has agreed to restrictions on its ability to transfer, assign or sell the founder shares and private placement warrants, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares	The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the last reported sale price (the “closing price”) of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.	CGC IV Sponsor LLC CGC IV Sponsor DirectorCo LLC Peter Yu Nam Trinh Yongchen Lu Monica Roma Wilson Eduardo Agustin Ojea Quintana	Transfers permitted (a) to our or Cantor’s officers, directors, advisors or consultants, any affiliate or family member of any of our or Cantor’s officers, directors, advisors or consultants, any members or partners of our sponsor or DirectorCo or their affiliates and funds and accounts advised by such members or partners, any affiliates of our sponsor or DirectorCo, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) as pro rata distributions from our sponsor, DirectorCo or Cantor to their respective members, partners or shareholders pursuant to our sponsor’s, DirectorCo’s or Cantor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of Delaware or our sponsor’s or DirectorCo’s limited liability company agreement upon dissolution of our sponsor or DirectorCo or upon dissolution of Cantor; (h) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); (i) in the event of our liquidation prior to the consummation of our initial business combination; (j) to us for no value for cancellation in connection with the consummation of our initial business combination; or (k) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (h), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements. Except in certain limited circumstances, no member of our sponsor (including the non-managing sponsor investors) may transfer all or any portion of its membership interests in our sponsor.
Private placement warrants(1)	30 days after the completion of our initial business combination	CGC IV Sponsor LLC CGC IV Sponsor DirectorCo LLC Peter Yu Nam Trinh Yongchen Lu Monica Roma Wilson Eduardo Agustin Ojea Quintana	Same as above
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares or warrants	180 days	CGC IV Sponsor LLC CGC IV Sponsor DirectorCo LLC Peter Yu Nam Trinh Yongchen Lu Monica Roma Wilson Eduardo Agustin Ojea Quintana	Cantor, as the representative of the underwriters in this offering, in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our initial shareholders, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreements described in the immediately preceding paragraphs.
(1)	The private placement warrants to be purchased by Cantor will also be subject to such restrictions and other transfer restrictions under Financial Industry Regulatory Authority (“FINRA”) rules. See the section entitled “Underwriting” for more information.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Peter Yu	Cartesian Capital Group, LLC (and affiliated entities)	Alternative Investment Manager	Managing Partner

	Cartesian Growth Corporation II	Special Purpose Acquisition Company	Chairman and Chief Executive Officer

	Polynatura Corp. (f/k/a Intercontinental Potash Corp. (USA))	Specialized Fertilizer	Director

	Cartesian Royalty Holdings Pte. Ltd.	Gold Royalties	Director

	Nitron Group LLC	Fertilizer Distribution	Director

	Flybondi Limited	Low-Cost Airline	Director

	TH International Limited	Food Services	Director

	Pangaea Foods, SPC	Food Services	Director

	Simba Sleep (includes Simba Sleep Limited; Simba Sleep Canada Limited)	Sleep Products	Director

	Cartesian Sustainable Finance, LLC	Asset Management	Director

	Cartesian Specialty Finance, LLC	Specialty Finance	Director

Nam Trinh	Cartesian Capital Group, LLC	Alternative Investment Manager	Managing Director

Yongchen Lu	Tim Hortons (China) Holdings Co., Ltd.	Food Services	Chief Executive Officer

Monica Roma Wilson	Ventura Capital	Investment	Advisory Board Member

	9BR Chambers	Legal	International Lawyer

Eduardo Agustin Ojea Quintana	FB Líneas Aéreas S.A.	Airline	Chief Legal Officer